Organization And Principal Activities - Additional Information (Detail) - USD ($)		1 Months Ended					12 Months Ended
	Apr. 24, 2017	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Sep. 22, 2011
Organization and Principal Activities [Line Items]
Disposal subsidiaries							$ 3,770,000
Citylead Group
Organization and Principal Activities [Line Items]
Disposal subsidiaries						$ 21,424,000
Gain (loss) on disposition of assets						$ 0
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Mr. Xu Enhai
Organization and Principal Activities [Line Items]
Percentage of legal ownership								66.70%
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Ms. Han Deling
Organization and Principal Activities [Line Items]
Percentage of legal ownership								33.30%
Parent
Organization and Principal Activities [Line Items]
Equity interest transferred	83.30%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Organization and Principal Activities [Line Items]
Payment for the share transfer agreement					$ 7,480,000
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou") | Subsequent Event
Organization and Principal Activities [Line Items]
Payment for termination of previous sale of subsidiary		$ 8,450,000
Charm Faith Limited ("Charm Faith")
Organization and Principal Activities [Line Items]
Short term Loan								$ 37,000,000
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Subsequent Event
Organization and Principal Activities [Line Items]
Minority interest ownership percentage by parent			91.70%
Minority interest ownership percentage acquired by parent			8.30%
Payment to acquire minority interest			$ 3,595,000
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Equity interest transferred				83.30%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Shenyang Investment
Organization and Principal Activities [Line Items]
Percentage of equity interest on capital contribution by Noncontrolling owners									16.70%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Parent
Organization and Principal Activities [Line Items]
Minority interest ownership percentage by parent									83.30%